SUBSEQUENT EVENTS (Details)				12 Months Ended
	Feb. 01, 2016 USD ($) MW	Jan. 06, 2016 USD ($)	Jan. 01, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jan. 27, 2016 USD ($)
Ironwood
Subsequent Event [Line Items]
Purchase price				$ 657,000,000
Subsequent event | Ironwood
Subsequent Event [Line Items]
Power plant capacity (in megawatts) | MW	778
Purchase price	$ 657,000,000
Subsequent event | PNGTS
Subsequent Event [Line Items]
Ownership interest before transaction (as a percent)			49.90%
Total consideration			$ 223,000,000
Subsequent event | TCPL | Senior notes | Senior notes, due January 22, 2026, 4.875%
Subsequent Event [Line Items]
Debt					$ 850,000,000
Stated interest rate (as a percent)					4.875%
Subsequent event | TCPL | Senior notes | Senior notes, due January 22, 2019, 3.125%
Subsequent Event [Line Items]
Debt					$ 400,000,000
Stated interest rate (as a percent)					3.125%
Subsequent event | Pending litigation | Claim under Chapter 11 of North American Free Trade Agreement
Subsequent Event [Line Items]
Costs and damages sought		$ 15,000,000,000